Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash on hand	$ 1,881	$ 2,318	$ 2,396
Deposits in banks	21,618,426	28,906,583	50,570,815
Cash	$ 21,620,307	$ 28,908,901	$ 50,573,211